Pursuant to rule 497

Registration No. 333-31131

AXA Equitable Life Insurance Company (“AXA Equitable”)

MONY Life Insurance Company of America (“MONY America”)

Supplement dated February 6, 2012 to the current variable life and variable annuity prospectuses and supplements to the prospectuses

This Supplement updates certain information in the most recent prospectuses and statements of additional information you received and in any supplements to the prospectuses and statements of additional information (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. As applicable to your contract or policy, please note the following change as described below.

Changes to a Portfolio of EQ Advisors Trust

Sub-Adviser Name change

Goodman & Co. NY Ltd, a subadviser of the Multimanager Aggressive Equity Portfolio, changed its name to GCIC US Ltd. Therefore, effective immediately, all references to Goodman & Co. NY Ltd are hereby replaced with GCIC US Ltd.

For more information about this Portfolio, see “Portfolios of the Trusts” in the Prospectus.

Distributed by affiliate AXA Advisors, LLC, and for certain contracts co-distributed by affiliate AXA Distributors, LLC,

1290 Avenue of the Americas, New York, NY 10104.

Copyright 2012 AXA Equitable Life Insurance Company. Copyright 2011 MONY Life Insurance Company of America.

All rights reserved.

AXA Equitable Life Insurance Company

MONY Life Insurance Company of America

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

IM-01-12 (5/12)	Cat.#148397 (1/12)
NB/IF (AR)	#291763